Basis of preparation and significant accounting policies - Summary of reconciliation of operating lease commitments (Detail) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [abstract]
Operating lease commitments as at December 31, 2018		$ 16,153
Weighted average incremental borrowing rate as at 1 January 2019	9.356%
Discounted operating lease commitments at January 1, 2019	$ 13,608
Less:
Commitments relating to short-term leases	(1,401)
Commitments relating to leases of low-value assets	(104)
Total liabilities as at January 1, 2019	$ 12,103